FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Maturity Analysis for Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	$ 11,694,817	$ 8,356,915
Lease liability	35,685,468	36,808,071
Income tax payable	7,101,476	2,764,352
Retainage payable	2,598,043	1,500,729
Security deposits	3,117,125	2,607,376
Long and short-term debt	296,769,786	267,216,692
Distributions payable to non-controlling interests		380,950
Total	356,966,715	319,635,085
On demand
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	3,317,399	793,615
Lease liability	0	0
Income tax payable	0	0
Retainage payable	0	0
Security deposits	0	0
Long and short-term debt	0	0
Distributions payable to non-controlling interests		0
Total	3,317,399	793,615
Less than 3 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	620,083	279,983
Lease liability	27,300	94,314
Income tax payable	6,013,235	0
Retainage payable	571,214	22,463
Security deposits	0	0
Long and short-term debt	2,307,488	2,715,758
Distributions payable to non-controlling interests		0
Total	9,539,320	3,112,518
3 to 12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	7,757,335	7,283,317
Lease liability	120,325	395,627
Income tax payable	1,088,241	2,764,352
Retainage payable	2,026,829	1,478,266
Security deposits	112,624	167,005
Long and short-term debt	7,962,773	9,921,063
Distributions payable to non-controlling interests		380,950
Total	19,068,127	22,390,580
1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	0	0
Lease liability	5,089,400	4,545,290
Income tax payable	0	0
Retainage payable	0	0
Security deposits	3,004,501	2,440,371
Long and short-term debt	63,388,813	42,202,101
Distributions payable to non-controlling interests		0
Total	71,482,714	49,187,762
Thereafter
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued expenses	0	0
Lease liability	30,448,443	31,772,840
Income tax payable	0	0
Retainage payable	0	0
Security deposits	0	0
Long and short-term debt	223,110,712	212,377,770
Distributions payable to non-controlling interests		0
Total	$ 253,559,155	$ 244,150,610